CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING EXPENSES
General and administration	$ 12,960,316	$ 10,989,450
Research and development	12,980,137	6,958,216
TOTAL OPERATING EXPENSES	25,940,453	17,947,666
OTHER INCOME (EXPENSES)
Interest income	691,789	397,516
Foreign exchange gain (loss)	747,945	(211,500)
Tax credit refund	184,087
Impairment of investment in associate	(8,336,404)
Share of loss of associate	(3,426,629)
Amortization, derecognition and remeasurement of financial guarantees	(2,022,636)
Net loss from continuing operations	(38,102,301)	(17,761,650)
Net loss before tax from discontinued Clinic Operations	(10,390,695)	(36,929,480)
NET LOSS	(48,492,996)	(54,691,130)
Exchange loss from translation of foreign subsidiaries	30,043
Share of exchange gain in associate	20,482
Exchange gain (loss) from translation of foreign subsidiaries	(1,507,515)	356,345
COMPREHENSIVE LOSS NET LOSS PER SHARE	$ (49,949,986)	$ (54,334,785)
NET LOSS PER SHARE
Basic	$ (4.17)	$ (0.95)
Diluted	(4.17)	(0.95)
Basic	(3.28)	(0.31)
Diluted	$ (3.28)	$ (0.31)